Shareholders' Equity (Details Narrative) - USD ($)			6 Months Ended
	Jun. 23, 2020	Jun. 17, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Jun. 24, 2020	Dec. 11, 2019
Ordinary shares, shares authorized			500,000,000		500,000,000		500,000,000
Ordinary shares, par value			$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares issued			5,800,000		5,800,000	5,166,667	15,500,000
Reverse split, description		1-for-3 shares	1-for-3 shares reverse split	1-for-3 shares reverse split
Redemption shares		10,333,333
Ordinary shares, shares outstanding			5,800,000		5,800,000	5,166,667
Number of stock issued, services, shares	633,333
Number of stock issued, services, values	$ 633,333
Statutory reserve			$ 579,922		$ 579,922
Restricted net assets			$ 6,148,375		$ 5,831,707
Xi'an DT [Member]
Non-controlling interests rate			25.00%		25.00%
Tianjin YHX [Member]
Non-controlling interests rate			49.00%		49.00%
Ordinary Shares Vested [Member]
Number of stock issued, services, shares			316,668
Share based compensation			$ 527,780